Reorganization, Basis of Presentation and Going Concern	6 Months Ended
Jun. 30, 2025
Reorganization, Basis of Presentation and Going Concern [Abstract]
Reorganization, basis of presentation and going concern

2. Reorganization, basis of presentation and going concern

2.1 Reorganization

Prior to the incorporation of the Company, the above mentioned Relevant Business was carried out through Agroz Group Sdn. Bhd. (“Agroz Group”), a company established in Malaysia on November 20, 2020. In anticipation of an initial public offering (“IPO”), the Company was incorporated on August 8, 2023; and acquired 100.0% of equity interests of Agroz Group and became the holding company of the Group on December 14, 2023 (the “Reorganization”). Immediately before and after the Reorganization, the Company and Agroz Group are with identical shareholdings structures, which were effectively under common control; therefore, the Reorganization was accounted for as a recapitalization of the operating entity. The consolidated financial statements have been prepared in a manner as if the Relevant Businesses had been always operated by the companies now comprising the Group and the Reorganization had been completed at the beginning of the reporting periods. The assets and liabilities included in the consolidated financial statements are recognized and measured at the historical costs prior to the Reorganization.

The consolidated statements of profit or loss and other comprehensive income, cash flows and changes in shareholders’ equity for the period ended June 30, 2024 and 2025, included the results and operations of the companies now comprising the Group. The consolidated statements of financial position as of December 31, 2024 and June 30, 2024 included the financial position of the companies now comprising the Group, except for their capital structure which is retrospectively adjusted to reflect the legal capital structure of the Company. The registered capital of the companies now comprising the Group were included in additional paid-in capital in the consolidated statements of financial position as of December 31, 2024 and June 30, 2025.

2.2 Subsidiary

Upon completion of the Reorganization and as of the date of issue of these consolidated financial statements, the Company only has one subsidiary as follow:

	Date and place of incorporation	Issued share	Principal	Percentage of shareholding %
Company	and operation	capital	activities	Direct	Indirect
Agroz Group Sdn. Bhd. (“Agroz Group”)	November 20, 2020 Malaysia	1,000	Offering farm solutions, and selling fresh produce from the CEA vertical farms	100%	–

2.3 Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”). IFRSs also comprise International Accounting Standards (“IAS”); and Interpretations.

These financial statements were authorized for issue by the Group’s board of directors on December 29, 2025.

The IASB has issued a number of new and revised IFRSs. For the purpose of preparing these financial statements, the Group has adopted all applicable new and revised IFRSs that are effective. The accounting policies set out below have been applied consistently to the reporting periods presented in these consolidated financial statements.

a.	New and revised IFRSs that are adopted and are effective for the annual accounting periods beginning on or after January 1, 2024

●	Amendments to IAS 1 - Classification of Liabilities as Current or Non-Current

●	Amendments to IAS 1 - Non-current Liabilities with Covenants

●	Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements

●	Amendments to IAS 16 - Lease Liability in a Sale and Leaseback

b.	New and revised IFRSs that are not yet effective and have not been early adopted

Effective for accounting periods beginning on or after
Amendment to IAS 21 - Lack of Exchangeability	January 1, 2025
Amendments to IFRS 7 and IFRS 9 - Classification and Measurements of Financial Instruments	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 - Subsidiaries without Public Accountability Disclosures	January 1, 2027
Amendments to IFRS 10 and IAS 28 - Sale or contribution of assets between an investor and its associate or joint venture	will be determined at a future date

The Group is in the process of making an assessment of what the impact of these developments is expected to be in the period of initial application. So far it has concluded that the adoption of them is unlikely to have a material impact on the consolidated financial statements.